Fees and Expenses - MFS New Discovery Fund	Aug. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS New Discovery Fund	Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS New Discovery Fund		Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fees (as a percentage of Assets)		0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	1.00%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.07%
Expenses (as a percentage of Assets)		1.29%	2.04%	2.04%	1.04%	2.04%	1.54%	1.29%	1.04%	0.91%
Fee Waiver or Reimbursement	[1]	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.06%)
Net Expenses (as a percentage of Assets)		1.21%	1.96%	1.96%	0.96%	1.96%	1.46%	1.21%	0.96%	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination		December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 1.21% of the class’ average daily net assets annually for each of Class A and Class R3 shares, 1.96% of the class’ average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.96% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 1.46% of the class’ average daily net assets annually for Class R2 shares, and 0.85% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS New Discovery Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Expense Example, with Redemption, 1 Year	$ 691	$ 599	$ 299	$ 98	$ 199	$ 149	$ 123	$ 98	$ 87
Expense Example, with Redemption, 3 Years	950	929	629	320	629	476	398	320	281
Expense Example, with Redemption, 5 Years	1,232	1,288	1,088	563	1,088	829	697	563	495
Expense Example, with Redemption, 10 Years	$ 2,033	$ 2,167	$ 2,167	$ 1,261	$ 2,360	$ 1,825	$ 1,547	$ 1,261	$ 1,111
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - MFS New Discovery Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 199	$ 199
Expense Example, No Redemption, 3 Years	[1]	629	629
Expense Example, No Redemption, 5 Years	[1]	1,088	1,088
Expense Example, No Redemption, 10 Years	[1]	$ 2,167	$ 2,167
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.